Defined benefit plans -Summary of sensitivity analysis for actuarial assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	₩ (154,651)	₩ (197,174)
Decrease	168,565	216,226
Future salary increase rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	172,716	216,450
Decrease	₩ (160,649)	₩ (200,843)